T. ROWE PRICE Short-Term Bond Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.0%
Car Loan 5.6%
Ally Master Owner Trust
Series 2018-2, Class A
3.29%, 5/15/23  15,760 15,858
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class D
2.71%, 9/8/22  8,714 8,717
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C
2.71%, 8/18/22  1,800 1,811
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class D
3.13%, 1/18/23  15,265 15,517
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23  4,910 5,027
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class B
2.24%, 6/19/23  179 180
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23  3,385 3,421
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D
3.18%, 7/18/23  11,521 11,847
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,351
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  5,065 5,179
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,741
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  3,915 3,962
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 4,535 4,676
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,412

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 1,960 2,004
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,965
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,584
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 4,130
Capital Auto Receivables Asset Trust
Series 2017-1, Class B
2.43%, 5/20/22 (1) 1,052 1,055
Capital Auto Receivables Asset Trust
Series 2017-1, Class C
2.70%, 9/20/22 (1) 1,865 1,882
Capital Auto Receivables Asset Trust
Series 2018-1, Class C
3.36%, 11/21/22 (1) 15,835 16,167
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 15,125 15,443
Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1) 2,674 2,684
Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1) 3,810 3,855
CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23  1,685 1,713
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 3,075
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 4,319
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  6,095 6,230
Enterprise Fleet Financing
Series 2018-1, Class A2
2.87%, 10/20/23 (1) 333 335
Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1) 1,438 1,443

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 2,079 2,106
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 2,353 2,390
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  4,395 4,483
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 5,410
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,698
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,827
GM Financial Automobile Leasing Trust
Series 2019-1, Class C
3.56%, 12/20/22  7,185 7,280
GM Financial Automobile Leasing Trust
Series 2020-1, Class D, Series 2020-1, Class D
2.28%, 6/20/24  2,990 3,044
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1) 1,895 1,912
GMF Floorplan Owner Revolving Trust
Series 2018-2, Class C
3.44%, 3/15/23 (1) 8,315 8,325
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1) 5,910 6,074
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 2,235 2,261
Hyundai Auto Receivables Trust
Series 2017-A, Class B
2.38%, 4/17/23  2,830 2,836
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  5,280 5,511
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, ARM
1M USD LIBOR + 0.95%, 1.068%, 7/25/25 (1) 5,475 5,511
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  2,840 2,888

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Master Owner Trust Receivables
Series 2019-A, Class A, ARM
1M USD LIBOR + 0.56%, 0.667%, 2/15/24  3,805 3,823
Nissan Master Owner Trust Receivables
Series 2019-B, Class A, ARM
1M USD LIBOR + 0.43%, 0.537%, 11/15/23  12,890 12,922
Santander Drive Auto Receivables Trust
Series 2018-1, Class C
2.96%, 3/15/24  399 401
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.35%, 7/17/23  982 989
Santander Drive Auto Receivables Trust
Series 2019-1, Class B
3.21%, 9/15/23  458 458
Santander Drive Auto Receivables Trust
Series 2019-3, Class B
2.28%, 9/15/23  8,005 8,045
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  9,660 9,698
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  5,975 6,036
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 5,838 5,900
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 4,715 4,846
Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1) 4,415 4,486
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 13,585 14,035
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 5,280 5,456
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 4,125
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,564
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,457

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 4,090
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,697
332,167
Credit Card 0.6%
Synchrony Card Funding
Series 2019-A2, Class A
2.34%, 6/15/25  13,765 14,129
Synchrony Credit Card Master Note Trust
Series 2016-2, Class C
2.95%, 5/15/24  8,842 8,884
Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24  12,481 12,496
35,509
Other Asset-Backed Securities 4.6%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 9,556 9,830
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%, 10/25/31 (1) 7,305 7,304
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.456%, 1/15/33 (1) 3,025 3,023
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 7,817 7,817
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.153%, 7/18/27 (1) 8,030 8,028
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 2,045 2,147
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.219%, 7/28/28 (1) 4,292 4,292
Cayuga Park
Series 2020-1A, Class A, CLO, FRN
3M USD LIBOR + 1.60%, 1.823%, 7/17/31 (1) 8,290 8,310
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.078%, 10/25/27 (1) 6,975 6,974

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  3,105 3,195
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 8,158 8,160
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  8,360 8,437
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 335 335
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,180 1,217
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 4,766 4,918
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 6,130 6,131
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 7,491 7,693
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 425 434
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/16/28 (1) 10,020 9,987
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.341%, 1/15/32 (1) 8,250 8,250
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 2,600 2,662
Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 1.414%, 10/21/30 (1) 10,775 10,776
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/18/28 (1) 15,626 15,626
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.455%, 1/25/32 (1) 6,240 6,239
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 2,107 2,154

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 788 790
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 590 604
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 210 215
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 529 538
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1/20/32 (1)(2) 14,325 14,325
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 6,990 7,001
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 4/16/33 (1)(2) 4,060 4,060
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 7/15/27 (1) 1,434 1,432
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 5,897 5,897
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 1.344%, 7/20/29 (1) 21,700 21,703
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 3,579 3,575
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 4,018 4,017
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 5,958 5,966
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 6,710 6,709
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1) 488 489
Sierra Timeshare Receivables Funding
Series 2016-3A, Class A
2.43%, 10/20/33 (1) 1,680 1,693

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 427 434
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 1,787 1,854
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 5,826 6,009
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 3,083 3,192
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 7,280 7,271
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 7,275 7,302
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 4/20/33 (1)(2) 4,230 4,230
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1) 10,190 10,283
Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1) 3,360 3,414
276,942
Residential Mortgage 0.0%
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 2,497 2,595
2,595
Student Loan 3.2%
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 6,807 6,779
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 8,900 9,304
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A1
2.82%, 2/15/68 (1) 156 156
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1) 672 674

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 11,675 11,974
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 17,423 17,931
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 6,155 6,408
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 4,660 4,768
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 20,035 20,695
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 6,190 6,274
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 6,725 6,782
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 4,132 4,150
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 4, 085 4,122
Navient Student Loan Trust
Series 2019-2A, Class A1, ARM
1M USD LIBOR + 0.27%, 0.388%, 2/27/68 (1) 1,335 1,335
Nelnet Student Loan Trust
Series 2005-4, Class A4, ARM
3M USD LIBOR + 0.18%, 0.416%, 3/22/32  5,057 4,881
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.858%, 3/26/68 (1) 2,695 2,689
SLM Student Loan Trust
Series 2007-7, Class A4, ARM
3M USD LIBOR + 0.33%, 0.548%, 1/25/22  7,059 6,871
SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 0.868%, 1/25/22  11,989 11,619
SLM Student Loan Trust
Series 2010-1, Class A, ARM
1M USD LIBOR + 0.40%, 0.518%, 3/25/25  6,677 6,520
SMB Private Education Loan Trust
Series 2014-A, Class A3, ARM
1M USD LIBOR + 1.50%, 1.612%, 4/15/32 (1) 12,170 12,320

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2015-A, Class A2B, ARM
1M USD LIBOR + 1.00%, 1.112%, 6/15/27 (1) 1,066 1,069
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 5,356 5,523
SMB Private Education Loan Trust
Series 2016-C, Class A2B, ARM
1M USD LIBOR + 1.10%, 1.212%, 9/15/34 (1) 8,134 8,204
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.832%, 1/15/37 (1) 12,858 12,910
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 3,430 3,445
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 11,340 11,457
188,860
Total Asset-Backed Securities
(Cost $826,936) 836,073
CORPORATE BONDS 49.0%
FINANCIAL INSTITUTIONS 16.5%
Banking 12.3%
ABN AMRO Bank, FRN, 3M USD LIBOR + 0.57%, 0.76%,
8/27/21 (1) 13,715 13,749
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 14,135
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand , 4.125%, 11/9/22  10,350 10,874
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand , 5.375%, 4/17/25 (1) 1,865 2,122
Bank of America, 2.503%, 10/21/22  5,545 5,623
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.901%, 6/25/22  6,690 6,702
Bank of America, FRN, 3M USD LIBOR + 1.16%, 1.384%, 1/20/23  12,500 12,615
Bank of America, VR, 0.81%, 10/24/24 (3) 6,275 6,333
Bank of Ireland Group, 4.50%, 11/25/23 (1) 20,873 22,856
Bank of Montreal, FRN, 3M USD LIBOR + 0.46%, 0.685%, 4/13/21  8,510 8,515
Banque Federative du Credit Mutuel , 0.65%, 2/27/24 (1) 7,615 7,580
Banque Federative du Credit Mutuel , 2.125%, 11/21/22 (1) 10,350 10,666
Barclays Bank, 1.70%, 5/12/22  4,350 4,416
BPCE, 5.70%, 10/22/23 (1) 16,022 18,057
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.402%, 5/22/22 (1) 4,865 4,922
Capital One Financial, 3.20%, 1/30/23  5,589 5,874
Capital One Financial, 3.50%, 6/15/23  4,030 4,307

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, 3.90%, 1/29/24  4,115 4,475
Citibank, VR, 2.844%, 5/20/22 (3) 10,385 10,438
Citigroup, 2.90%, 12/8/21  13,095 13,324
Citigroup, VR, 2.312%, 11/4/22 (3) 9,430 9,539
Citigroup, VR, 3.106%, 4/8/26 (3) 4,035 4,340
Citizens Bank, 2.55%, 5/13/21  5,020 5,033
Citizens Bank, 2.65%, 5/26/22  5,175 5,311
Citizens Bank, 3.25%, 2/14/22  5,060 5,186
Cooperatieve Rabobank , 3.95%, 11/9/22  11,540 12,212
Credicorp , 2.75%, 6/17/25 (1) 2,715 2,812
Credit Agricole , FRN, 3M USD LIBOR + 1.02%, 1.238%,
4/24/23 (1) 5,525 5,617
Credit Suisse, 0.495%, 2/2/24  7,350 7,341
Credit Suisse, 1.00%, 5/5/23  10,620 10,760
Credit Suisse Group, 3.574%, 1/9/23 (1) 5,345 5,492
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3) 1,655 1,723
Danske Bank, 1.226%, 6/22/24 (1) 10,885 10,991
Danske Bank, 5.00%, 1/12/22 (1) 7,665 7,953
Danske Bank, 5.375%, 1/12/24 (1) 1,350 1,517
Danske Bank, VR, 3.001%, 9/20/22 (1)(3) 13,375 13,527
Deutsche Bank, 3.375%, 5/12/21  905 910
Deutsche Bank, 4.25%, 10/14/21  11,125 11,370
Discover Bank, 3.20%, 8/9/21  1,975 1,996
First Niagara Financial Group, 7.25%, 12/15/21  4,150 4,373
Goldman Sachs Group, 0.481%, 1/27/23  8,675 8,678
Goldman Sachs Group, 3.50%, 4/1/25  7,425 8,092
Goldman Sachs Group, 5.75%, 1/24/22  13,816 14,485
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 0.992%,
10/31/22  5,200 5,221
Goldman Sachs Group, FRN, 3M USD LIBOR + 1.11%, 1.325%,
4/26/22  9,220 9,234
HSBC Holdings, VR, 1.645%, 4/18/26 (3) 12,655 12,791
HSBC Holdings, VR, 2.099%, 6/4/26 (3) 12,365 12,775
HSBC Holdings, VR, 3.803%, 3/11/25 (3) 2,890 3,140
ING Groep , FRN, 3M USD LIBOR + 1.15%, 1.401%, 3/29/22  6,030 6,096
JPMorgan Chase &, VR, 2.083%, 4/22/26 (3) 13,190 13,673
KeyBank, 1.25%, 3/10/23  9,585 9,774
KeyBank, 2.30%, 9/14/22  2,740 2,827
Lloyds Banking Group, 4.50%, 11/4/24  4,744 5,297
Lloyds Banking Group, VR, 1.326%, 6/15/23 (3) 3,305 3,340
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22  8,685 8,938
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
0.865%, 7/26/21  3,496 3,504
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
1.102%, 2/22/22  7,060 7,117
Morgan Stanley, 2.75%, 5/19/22  8,005 8,245

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 0.529%, 1/25/24 (3) 6,450 6,448
Morgan Stanley, VR, 0.56%, 11/10/23 (3) 9,675 9,674
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(3) 9,140 9,452
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(3) 2,605 2,773
Natwest Group, 3.875%, 9/12/23  7,650 8,240
Natwest Group, 6.00%, 12/19/23  5,635 6,406
NatWest Markets, 2.375%, 5/21/23 (1) 9,705 10,070
PNC Bank, 2.45%, 7/28/22  7,050 7,250
PNC Bank, 2.95%, 1/30/23  4,870 5,106
Santander U.K., 2.10%, 1/13/23  9,235 9,531
Societe Generale , 2.625%, 10/16/24 (1) 1,120 1,182
Standard Chartered, 3.95%, 1/11/23 (1) 2,725 2,868
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.374%,
1/20/23 (1) 7,600 7,678
Standard Chartered, VR, 0.991%, 1/12/25 (1)(3) 3,390 3,392
Standard Chartered, VR, 1.319%, 10/14/23 (1)(3) 4,160 4,197
Standard Chartered, VR, 2.744%, 9/10/22 (1)(3) 11,221 11,344
Standard Chartered, VR, 3.885%, 3/15/24 (1)(3) 1,325 1,407
Swedbank , 1.30%, 6/2/23 (1) 7,720 7,870
Swedbank , 2.65%, 3/10/21 (1) 16,118 16,126
Synchrony Bank, 3.00%, 6/15/22  3,013 3,105
Synchrony Financial, 2.85%, 7/25/22  25,375 26,107
Synchrony Financial, 4.25%, 8/15/24  8,135 8,908
Truist Bank, 1.25%, 3/9/23  19,830 20,185
Truist Bank, 2.80%, 5/17/22  8,110 8,341
U.S. Bank, FRN, 3M USD LIBOR + 0.32%, 0.535%, 4/26/21  12,770 12,772
UBS, 1.75%, 4/21/22 (1) 1,830 1,858
UBS Group, 3.00%, 4/15/21 (1) 14,810 14,858
UBS Group, FRN, 3M USD LIBOR + 1.22%, 1.395%, 5/23/23 (1) 7,020 7,106
UBS Group, VR, 1.008%, 7/30/24 (1)(3) 12,535 12,645
Wells Fargo, 3.50%, 3/8/22  5,370 5,545
Wells Fargo, 4.125%, 8/15/23  2,625 2,854
Wells Fargo, VR, 1.654%, 6/2/24 (3) 6,200 6,339
Wells Fargo, VR, 2.188%, 4/30/26 (3) 5,935 6,171
Wells Fargo Bank, VR, 2.082%, 9/9/22 (3) 8,065 8,136
734,757
Brokerage Asset Managers Exchanges 0.4%
Charles Schwab, 4.20%, 3/24/25  6,770 7,629
Charles Schwab, FRN, 3M USD LIBOR + 0.32%, 0.502%, 5/21/21  8,405 8,405
Intercontinental Exchange, 4.00%, 10/15/23  2,885 3,144
Nasdaq, 0.445%, 12/21/22  6,280 6,279
25,457
Finance Companies 1.7%
AerCap Ireland Capital, 3.95%, 2/1/22  10,295 10,529
AerCap Ireland Capital, 4.125%, 7/3/23  3,425 3,642

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AerCap Ireland Capital, 4.45%, 12/16/21  7,510 7,698
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 8,064
AerCap Ireland Capital, 4.875%, 1/16/24  5,170 5,641
Air Lease, 2.25%, 1/15/23  5,935 6,086
Air Lease, 2.50%, 3/1/21  2,110 2,110
Air Lease, 3.50%, 1/15/22  4,755 4,877
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,858
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 7,198
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 11,115 11,339
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,333
GATX, 3.90%, 3/30/23  5,640 6,015
Park Aerospace Holdings, 4.50%, 3/15/23 (1) 3,075 3,213
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 6,200 6,487
SMBC Aviation Capital Finance, 2.65%, 7/15/21 (1) 540 544
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 2,800 2,980
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 1,631 1,744
99,358
Insurance 1.4%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.759%, 9/20/21 (1) 10,770 10,788
AIG Global Funding, 3.35%, 6/25/21 (1) 5,320 5,373
American International Group, 2.50%, 6/30/25  9,660 10,188
American International Group, 4.875%, 6/1/22  5,637 5,947
Aon, 2.20%, 11/15/22  3,010 3,101
Humana, 2.90%, 12/15/22  1,360 1,415
Humana, 3.15%, 12/1/22  2,548 2,647
Humana, 3.85%, 10/1/24  4,117 4,518
Humana, 4.50%, 4/1/25  4,125 4,657
Lincoln National, 4.00%, 9/1/23  2,025 2,209
Marsh & McLennan, 3.875%, 3/15/24  5,950 6,500
Metropolitan Life Global Funding I, 0.40%, 1/7/24 (1) 6,570 6,549
New York Life Global Funding, FRN, 3M USD LIBOR + 0.32%,
0.513%, 8/6/21 (1) 10,540 10,553
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,710
Reinsurance Group of America, 5.00%, 6/1/21  910 920
Trinity Acquisition, 3.50%, 9/15/21  5,535 5,597
86,672
Real Estate Investment Trusts 0.7%
American Campus Communities Operating Partnership, 3.75%,
4/15/23  6,705 7,110
Brixmor Operating Partnership, 3.25%, 9/15/23  9,085 9,636
Highwoods Realty, 3.625%, 1/15/23  12,275 12,789
Simon Property Group, 2.00%, 9/13/24  3,350 3,480
Simon Property Group, 3.375%, 10/1/24  6,565 7,108
Ventas Realty, 3.10%, 1/15/23  1,455 1,527
41,650
Total Financial Institutions 987,894

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 29.3%
Basic Industry 0.4%
LYB International Finance III, 1.25%, 10/1/25  5,740 5,721
Nucor, 2.00%, 6/1/25  2,330 2,420
POSCO, 2.375%, 11/12/22 (1) 8,335 8,555
POSCO, 2.375%, 1/17/23 (1) 5,205 5,360
22,056
Capital Goods 2.4%
Amphenol, 2.05%, 3/1/25  6,720 6,968
Boral Finance, 3.00%, 11/1/22 (1) 1,070 1,096
Carrier Global, 2.242%, 2/15/25  13,725 14,330
Caterpillar Financial Services, 2.95%, 2/26/22  8,635 8,861
Caterpillar Financial Services, FRN, 3M USD LIBOR + 0.28%,
0.505%, 9/7/21  5,130 5,136
CNH Industrial Capital, 3.875%, 10/15/21  10,774 10,989
General Dynamics, 2.25%, 11/15/22  5,425 5,580
General Dynamics, FRN, 3M USD LIBOR + 0.38%, 0.583%,
5/11/21  4,640 4,643
General Electric, 3.45%, 5/15/24  3,805 4,107
Honeywell International, 1.35%, 6/1/25  6,450 6,580
Honeywell International, 2.30%, 8/15/24  5,535 5,872
John Deere Capital, 1.20%, 4/6/23  5,090 5,175
Northrop Grumman, 2.55%, 10/15/22  5,765 5,971
Otis Worldwide, 2.056%, 4/5/25  7,965 8,304
Republic Services, 2.50%, 8/15/24  6,285 6,675
Roper Technologies, 0.45%, 8/15/22  1,510 1,513
Roper Technologies, 1.00%, 9/15/25  1,740 1,728
Roper Technologies, 2.35%, 9/15/24  2,640 2,785
Roper Technologies, 3.125%, 11/15/22  11,005 11,444
Roper Technologies, 3.65%, 9/15/23  2,210 2,383
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 0.875%, 3/1/21  12,040 12,040
Yongda Investment, 2.25%, 6/16/25  9,689 9,724
141,904
Communications 3.5%
American Tower, 5.00%, 2/15/24  3,384 3,815
CC Holdings, 3.849%, 4/15/23  15,373 16,418
Charter Communications Operating, 4.464%, 7/23/22  28,425 29,747
Charter Communications Operating, 4.908%, 7/23/25  15,510 17,696
Comcast, 3.70%, 4/15/24  7,705 8,446
Cox Communications, 2.95%, 6/30/23 (1) 2,910 3,055
Cox Communications, 3.15%, 8/15/24 (1) 13,135 14,139
Crown Castle International, 1.05%, 7/15/26  9,140 8,944
Crown Castle International, 5.25%, 1/15/23  11,590 12,585
Crown Castle Towers, 3.72%, 7/15/23 (1) 1,785 1,857
Fox, 3.05%, 4/7/25  1,305 1,403

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fox, 3.666%, 1/25/22  2,125 2,189
Fox, 4.03%, 1/25/24  2,485 2,717
Moody's, 3.75%, 3/24/25  6,475 7,158
NTT Finance, 0.373%, 3/3/23 (1) 9,925 9,919
NTT Finance, 0.583%, 3/1/24 (1) 4,120 4,124
RELX Capital, 3.50%, 3/16/23  4,470 4,740
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,518
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,240 7,705
SBA Tower Trust, 3.168%, 4/11/22 (1) 9,360 9,388
SBA Tower Trust, 3.448%, 3/15/23 (1) 6,515 6,884
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 2,540 2,678
Sky, 3.75%, 9/16/24 (1) 2,840 3,116
T-Mobile USA, 3.50%, 4/15/25 (1) 3,555 3,839
Verizon Communications, 0.85%, 11/20/25  11,600 11,419
Verizon Communications, 5.15%, 9/15/23  5,735 6,388
Vodafone Group, 3.75%, 1/16/24  5,560 6,058
WPP Finance 2010, 3.625%, 9/7/22  2,255 2,359
211,304
Consumer Cyclical 5.1%
7-Eleven, 0.625%, 2/10/23 (1) 3,020 3,025
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,897
7-Eleven, FRN, 3M USD LIBOR + 0.45%, 0.645%, 8/10/22 (1) 2,740 2,743
AutoZone, 3.625%, 4/15/25  3,600 3,958
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.41%, 0.634%,
4/12/21 (1) 9,105 9,109
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.50%, 0.698%,
8/13/21 (1) 7,305 7,319
Booking Holdings, 4.10%, 4/13/25  5,860 6,533
Daimler Finance North America, 1.75%, 3/10/23 (1) 13,400 13,726
Daimler Finance North America, 3.75%, 11/5/21 (1) 8,125 8,308
Expedia Group, 3.60%, 12/15/23 (1) 8,695 9,264
Ford Motor Credit, 3.47%, 4/5/21  3,230 3,234
Ford Motor Credit, 3.813%, 10/12/21  3,610 3,655
Ford Motor Credit, 5.875%, 8/2/21  2,060 2,096
General Motors, 4.875%, 10/2/23  5,380 5,923
General Motors, 5.40%, 10/2/23  7,465 8,314
General Motors Financial, 2.90%, 2/26/25  13,795 14,635
General Motors Financial, 3.20%, 7/6/21  3,600 3,627
General Motors Financial, FRN, 3M USD LIBOR + 0.85%, 1.075%,
4/9/21  6,085 6,088
Harley-Davidson Financial Services, 2.55%, 6/9/22 (1) 2,715 2,771
Harley-Davidson Financial Services, 4.05%, 2/4/22 (1) 9,385 9,688
Harley-Davidson Financial Services, FRN, 3M USD LIBOR + 0.94%,
1.168%, 3/2/21 (1) 8,295 8,295
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,882

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 1.15%, 11/10/22 (1) 3,375 3,399
Hyundai Capital America, 2.375%, 2/10/23 (1) 14,200 14,640
Hyundai Capital America, 2.45%, 6/15/21 (1) 5,395 5,423
Hyundai Capital America, 2.85%, 11/1/22 (1) 3,740 3,873
Hyundai Capital America, 3.00%, 6/20/22 (1) 7,780 8,004
Hyundai Capital America, 3.95%, 2/1/22 (1) 3,995 4,115
JD.com, 3.125%, 4/29/21  17,700 17,769
Marriott International, 2.30%, 1/15/22  760 768
Marriott International, 3.125%, 2/15/23  2,575 2,660
Marriott International, 3.60%, 4/15/24  1,330 1,422
McDonald's, 1.45%, 9/1/25  4,475 4,551
McDonald's, 3.35%, 4/1/23  5,285 5,594
Nissan Motor, 3.043%, 9/15/23 (1) 8,504 8,941
Nissan Motor Acceptance, 2.60%, 9/28/22 (1) 2,375 2,439
Nissan Motor Acceptance, 3.65%, 9/21/21 (1) 2,395 2,431
O'Reilly Automotive, 3.80%, 9/1/22  3,280 3,420
QVC, 4.375%, 3/15/23  10,650 11,169
Ralph Lauren, 1.70%, 6/15/22  1,510 1,536
Ross Stores, 0.875%, 4/15/26  3,695 3,634
Ross Stores, 4.60%, 4/15/25  15,635 17,757
Starbucks, 2.70%, 6/15/22  3,505 3,598
TJX, 3.50%, 4/15/25  4,340 4,758
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 5,475 5,498
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,322
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1) 2,030 2,055
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 4,755 4,917
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,590 2,661
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 2,400 2,529
Walgreen, 3.10%, 9/15/22  3,235 3,369
301,342
Consumer Non-Cyclical 6.7%
AbbVie, 2.30%, 5/14/21  8,275 8,296
AbbVie, 2.60%, 11/21/24  28,360 29,528
AbbVie, 2.90%, 11/6/22  12,900 13,419
AbbVie, 3.20%, 11/6/22  1,385 1,443
AbbVie, 3.25%, 10/1/22  1,335 1,385
AbbVie, 3.45%, 3/15/22  4,399 4,518
BAT International Finance, 1.668%, 3/25/26  7,140 7,174
Baxalta , 3.60%, 6/23/22  2,150 2,223
Bayer U.S. Finance II, 3.50%, 6/25/21 (1) 5,520 5,558
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,523
Bayer U.S. Finance II, FRN, 3M USD LIBOR + 0.63%, 0.881%,
6/25/21 (1) 10,390 10,404
Becton Dickinson & Company, 2.894%, 6/6/22  17,094 17,585
Becton Dickinson & Company, 3.363%, 6/6/24  10,480 11,291
Becton Dickinson & Company, 3.734%, 12/15/24  1,615 1,775

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bristol-Myers Squibb, 2.60%, 5/16/22  3,380 3,468
Bristol-Myers Squibb, 2.75%, 2/15/23  5,120 5,345
Bristol-Myers Squibb, 2.90%, 7/26/24  4,503 4,837
Bristol-Myers Squibb, 3.25%, 2/20/23  1,570 1,659
Bristol-Myers Squibb, 3.55%, 8/15/22  4,988 5,218
Bunge Finance, 3.00%, 9/25/22  23,923 24,733
Bunge Finance, 4.35%, 3/15/24  940 1,035
Cardinal Health, 2.616%, 6/15/22  1,650 1,691
Cardinal Health, 3.079%, 6/15/24  5,115 5,459
Cardinal Health, 3.20%, 3/15/23  5,250 5,521
Cardinal Health, 3.50%, 11/15/24  6,185 6,719
Cargill, 1.375%, 7/23/23 (1) 4,445 4,553
China Mengniu Dairy, 1.875%, 6/17/25  13,354 13,365
Cigna, 3.00%, 7/15/23  5,195 5,464
Cigna, 3.40%, 9/17/21  3,090 3,140
Cigna, 3.75%, 7/15/23  5,420 5,830
Cigna, 3.90%, 2/15/22  4,130 4,260
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,868
CommonSpirit Health, 1.547%, 10/1/25  5,450 5,508
CVS Health, 2.625%, 8/15/24  2,460 2,613
CVS Health, 3.35%, 3/9/21  5,494 5,498
CVS Health, 3.70%, 3/9/23  2,442 2,596
CVS Health, FRN, 3M USD LIBOR + 0.72%, 0.95%, 3/9/21  5,330 5,331
Diageo Capital, 1.375%, 9/29/25  4,560 4,643
EMD Finance, 2.95%, 3/19/22 (1) 3,170 3,241
General Mills, FRN, 3M USD LIBOR + 0.54%, 0.763%, 4/16/21  7,865 7,870
Gilead Sciences, 0.75%, 9/29/23  16,775 16,807
Hasbro, 2.60%, 11/19/22  6,475 6,698
Hasbro, 3.00%, 11/19/24  8,695 9,324
Imperial Brands Finance, 3.125%, 7/26/24 (1) 5,780 6,145
Imperial Brands Finance, 3.50%, 2/11/23 (1) 10,790 11,264
Imperial Brands Finance, 3.75%, 7/21/22 (1) 23,130 24,008
Keurig Dr Pepper, 3.551%, 5/25/21  7,905 7,965
PeaceHealth Obligated Group, 1.375%, 11/15/25  1,555 1,569
Perrigo Finance Unlimited, 3.90%, 12/15/24  26,790 29,358
Philip Morris International, 1.125%, 5/1/23  3,255 3,310
Royalty Pharma, 0.75%, 9/2/23 (1) 6,420 6,440
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  915 967
Stryker, 0.60%, 12/1/23  2,875 2,878
Tyson Foods, 2.25%, 8/23/21  4,705 4,741
402,061
Energy 6.2%
Aker BP, 3.00%, 1/15/25 (1) 7,265 7,519
Aker BP, 4.75%, 6/15/24 (1) 8,926 9,194
Baker Hughes a GE, 2.773%, 12/15/22  2,361 2,457

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BP Capital Markets America, 2.937%, 4/6/23  2,980 3,138
Canadian Natural Resources, 2.05%, 7/15/25  9,710 9,899
Cenovus Energy, 3.00%, 8/15/22  15,348 15,693
Cenovus Energy, 3.80%, 9/15/23  4,555 4,720
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 11,399
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,870 16,075
Diamondback Energy, 2.875%, 12/1/24  19,955 21,077
Diamondback Energy, 4.75%, 5/31/25  6,245 7,017
Enbridge, FRN, SOFRRATE + 0.40%, 0.413%, 2/17/23  3,110 3,115
Energy Transfer Operating, 2.90%, 5/15/25  1,860 1,955
Energy Transfer Operating, 4.20%, 9/15/23  1,819 1,960
Energy Transfer Operating, 4.25%, 3/15/23  9,390 9,930
Energy Transfer Operating, 4.90%, 2/1/24  4,925 5,387
Energy Transfer Operating, 5.875%, 1/15/24  17,363 19,403
Eni, Series X-R, 4.00%, 9/12/23 (1) 6,575 7,117
Enterprise Products Operating, 3.50%, 2/1/22  9,820 10,096
EOG Resources, 2.625%, 3/15/23  2,263 2,352
EQT, 3.00%, 10/1/22  16,719 16,844
Exxon Mobil, 1.571%, 4/15/23  12,970 13,309
Exxon Mobil, 1.902%, 8/16/22  2,590 2,654
Exxon Mobil, 2.992%, 3/19/25  16,400 17,713
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 950 966
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 3,180
Husky Energy, 3.95%, 4/15/22  7,482 7,670
Kinder Morgan Energy Partners, 3.95%, 9/1/22  955 996
Marathon Oil, 2.80%, 11/1/22  4,775 4,900
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.33%, 9/9/22  6,195 6,195
Occidental Petroleum, 2.60%, 8/13/21  6,980 6,971
Pioneer Natural Resources, 0.75%, 1/15/24  5,520 5,510
Sabine Pass Liquefaction, 5.625%, 4/15/23  13,178 14,340
Sabine Pass Liquefaction, 6.25%, 3/15/22  19,214 19,983
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,347
Schlumberger Holdings, 3.75%, 5/1/24 (1) 10,390 11,265
Schlumberger Holdings, 4.00%, 12/21/25 (1) 2,580 2,880
Suncor Energy, 2.80%, 5/15/23  5,895 6,182
Sunoco Logistics Partners Operations, 3.45%, 1/15/23  697 724
Sunoco Logistics Partners Operations, 4.25%, 4/1/24  455 489
Sunoco Logistics Partners Operations, 4.40%, 4/1/21  1,850 1,850
Valero Energy, 1.20%, 3/15/24  5,750 5,802
Valero Energy, 2.70%, 4/15/23  12,198 12,730
Valero Energy, 3.65%, 3/15/25  1,645 1,777
Western Midstream Operating, 4.00%, 7/1/22  13,190 13,388
Williams, 3.35%, 8/15/22  1,605 1,658
Williams, 3.70%, 1/15/23  16,130 16,935
Williams, 4.30%, 3/4/24  2,123 2,321
371,082

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 3.9%
Analog Devices, 2.95%, 4/1/25  2,075 2,232
Apple, 2.40%, 5/3/23  12,870 13,451
Avnet, 3.75%, 12/1/21  6,614 6,764
Baidu, 2.875%, 7/6/22  6,676 6,838
Baidu, 3.50%, 11/28/22  5,706 5,969
Equifax, 2.30%, 6/1/21  7,825 7,849
Equifax, 3.60%, 8/15/21  4,780 4,850
Equifax, FRN, 3M USD LIBOR + 0.87%, 1.064%, 8/15/21  5,125 5,139
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,782
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,687
Fiserv, 2.75%, 7/1/24  13,355 14,199
Fortinet, 1.00%, 3/15/26  5,710 5,653
Global Payments, 2.65%, 2/15/25  5,665 5,965
International Business Machines, 2.50%, 1/27/22  3,715 3,792
International Business Machines, 2.85%, 5/13/22  6,190 6,379
International Business Machines, 2.875%, 11/9/22  1,020 1,065
Microchip Technology, 0.972%, 2/15/24 (1) 10,345 10,379
Microchip Technology, 2.67%, 9/1/23 (1) 7,395 7,744
Microchip Technology, 3.922%, 6/1/21  15,880 16,020
Micron Technology, 2.497%, 4/24/23  19,867 20,691
Micron Technology, 4.64%, 2/6/24  6,180 6,806
NXP, 2.70%, 5/1/25 (1) 1,365 1,442
NXP, 3.875%, 9/1/22 (1) 10,410 10,910
NXP, 4.625%, 6/1/23 (1) 9,220 10,033
NXP, 4.875%, 3/1/24 (1) 1,930 2,153
Oracle, 2.50%, 4/1/25  7,345 7,775
Panasonic, 2.536%, 7/19/22 (1) 5,560 5,707
PayPal Holdings, 1.35%, 6/1/23  10,600 10,816
Texas Instruments, 1.375%, 3/12/25  4,070 4,164
Western Union, 2.85%, 1/10/25  8,632 9,142
Western Union, 3.60%, 3/15/22  5,630 5,798
234,194
Transportation 1.1%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  4,958 4,412
FedEx, 3.80%, 5/15/25  4,010 4,438
Guangzhou Metro Investment Finance BVI, 1.507%, 9/17/25  15,000 14,688
Heathrow Funding, 4.875%, 7/15/21 (1) 10,820 10,988
HPHT Finance, 2.75%, 9/11/22  8,959 9,157
Penske Truck Leasing, 3.30%, 4/1/21 (1) 1,580 1,580
Penske Truck Leasing, 3.375%, 2/1/22 (1) 6,330 6,468
Penske Truck Leasing, 3.65%, 7/29/21 (1) 3,145 3,179
Union Pacific, 3.20%, 6/8/21  10,145 10,224

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,854 2,740
67,874
Total Industrial 1,751,817
UTILITY 3.2%
Electric 3.1%
AES, 3.30%, 7/15/25 (1) 5,425 5,856
American Electric Power, Series I, 3.65%, 12/1/21  1,500 1,538
CenterPoint Energy, 3.60%, 11/1/21  3,885 3,968
Duke Energy, 3.55%, 9/15/21  2,750 2,775
Edison International, 2.95%, 3/15/23  4,199 4,353
Edison International, 3.125%, 11/15/22  4,775 4,932
Enel Finance International, 2.65%, 9/10/24 (1) 1,920 2,032
Enel Finance International, 2.75%, 4/6/23 (1) 4,960 5,175
Enel Finance International, 2.875%, 5/25/22 (1) 12,367 12,708
Enel Finance International, 4.25%, 9/14/23 (1) 12,560 13,693
FirstEnergy, 3.35%, 7/15/22  6,995 7,126
Hero Asia Investment, 1.50%, 11/18/23  14,320 14,357
NextEra Energy Capital Holdings, FRN, 3M USD LIBOR + 0.55%,
0.74%, 8/28/21  10,945 10,946
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,849
Pacific Gas & Electric, 1.75%, 6/16/22  27,745 27,821
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.573%,
11/15/21  14,485 14,512
PNM Resources, 3.25%, 3/9/21  7,620 7,624
San Diego Gas & Electric, Series PPP, 1.914%, 2/1/22  814 821
Sinosing Services Pte , 2.25%, 2/20/25  16,700 17,025
Southern, 2.35%, 7/1/21  2,695 2,709
Vistra Operations, 3.55%, 7/15/24 (1) 22,120 23,724
188,544
Natural Gas 0.1%
Sempra Energy, 2.875%, 10/1/22  4,570 4,714
4,714
Total Utility 193,258
Total Corporate Bonds
(Cost $2,865,166) 2,932,969
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Local Authorities 0.2%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  10,265 10,251
10,251
Owned No Guarantee 1.1%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,856

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Prosperous Ray, 4.625%, 11/12/23  9,700 10,546
QNB Finance, 2.625%, 5/12/25  4,765 4,989
QNB Finance, 3.50%, 3/28/24  8,635 9,235
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 13,480 13,789
Shanghai Electric Group Global Investment, 2.65%, 11/21/24  8,300 8,658
Syngenta Finance, 3.933%, 4/23/21 (1) 4,410 4,424
Tenaga Nasional, 7.50%, 11/1/25  8,850 11,079
67,576
Total Foreign Government Obligations & Municipalities
(Cost $76,962) 77,827
MUNICIPAL SECURITIES 0.8%
Connecticut 0.1%
Connecticut, Series A, 1.998%, 7/1/24  1,925 2,017
Connecticut, Series A, 2.00%, 7/1/23  770 800
Connecticut, Series A, 2.098%, 7/1/25  1,275 1,354
4,171
Florida 0.2%
State Board of Administration Fin., Series A, 1.258%, 7/1/25  11,160 11,328
11,328
Illinois 0.2%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  295 300
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  275 282
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 2.064%,
12/1/24  795 824
Illinois, Series A, GO, 2.25%, 10/1/22  13,440 13,488
14,894
New York 0.2%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,472
Port Auth. of New York & New Jersey, Series AAA, 1.086%, 7/1/23  9,590 9,742
12,214
Texas 0.1%
Dallas Fort Worth Int'l Airport, Series C, 1.329%, 11/1/25  1,670 1,683
Houston Airport System Revenue, Series C, 0.883%, 7/1/22  575 577
Houston Airport System Revenue, Series C, 1.054%, 7/1/23  975 980
Houston Airport System Revenue, Series C, 1.272%, 7/1/24  3,245 3,275
6,515
Total Municipal Securities
(Cost $48,454) 49,122

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.3%
Collateralized Mortgage Obligations 8.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 4,694 4,745
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 4,091 4,118
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 5,360 5,396
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 3,521 3,602
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 4,490 4,677
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 4,723 4,781
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 6,853 6,932
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 5,997 6,142
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 2,030 2,084
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 9,665 9,931
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 10,467 10,709
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1) 1,823 1,826
COLT Mortgage Loan Trust
Series 2019-3, Class A1, CMO, ARM
2.764%, 8/25/49 (1) 4,449 4,474
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 2,819 2,841

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.468%, 9/25/29  3,993 4,001
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 11/25/29  9,887 9,763
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 1/25/30  4,191 4,081
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 7/25/30  6,659 6,586
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  10,615 10,498
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  7,917 7,842
Connecticut Avenue Securities
Series 2020-R01, Class 1M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.918%, 1/25/40 (1) 2,222 2,222
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1) 125 126
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1) 3,067 3,076
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1) 3,170 3,217
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1) 2,307 2,326
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 3,840 3,838
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 3,137 3,202
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 1,865 1,899
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 3,384 3,439
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 2,945 2,945

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 2,490 2,490
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 3,917 3,931
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.833%, 5/25/47 (1) 578 582
FWD Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
2.24%, 1/25/50 (1) 10,127 10,400
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 2,186 2,231
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 1,712 1,762
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 8,003
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 4,215 4,299
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 4,621
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.964%, 7/25/44 (1) 236 238
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1) 4,942 4,998
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1) 4,503 4,555
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 2,840 2,893
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 2,504 2,548
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 4,305 4,348
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 5,750 5,928

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.96%, 8/25/50 (1) 2,185 2,200
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 3,595 3,720
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 6,370 6,436
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 5,630 5,622
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 479 483
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1) 5,148 5,181
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3, CMO, ARM
3.086%, 7/25/49 (1) 2,836 2,844
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 3,919 4,024
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 3,980 4,058
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 3,133 3,175
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 2,879 2,899
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 12,430 12,430
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 6/25/59 (1) 1,344 1,338
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 10/25/59 (1) 6,400 6,431
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 5,405 5,574
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.068%, 2/25/60 (1) 1,592 1,592

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 7,990 8,216
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 1,205 1,234
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 6,928 7,155
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 2,273 2,326
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1) 1,145 1,150
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 1,736 1,764
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 4,544 4,642
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1,072 1,109
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 974 997
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 1,501 1,533
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A3, CMO, ARM
4.376%, 10/25/48 (1) 3,430 3,537
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1) 3,877 3,934
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1) 3,881 3,930
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 2,366 2,383
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 871 888
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,656

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 3,371 3,440
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 4.118%, 8/25/24  2,448 2,503
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M3, CMO, ARM
1M USD LIBOR + 4.70%, 4.818%, 4/25/28  3,404 3,542
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 10/25/29  1,853 1,859
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 3/25/30  871 872
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.918%, 12/25/30 (1) 1,961 1,961
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.068%, 12/25/30 (1) 7,535 7,530
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 9/25/48 (1) 16 16
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 9/25/48 (1) 5,505 5,538
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 721 721
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.368%, 2/25/47 (1) 3,889 3,899
Structured Agency Credit Risk Debt Notes
Series 2020-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.818%, 1/25/50 (1) 592 592
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/50 (1) 1,304 1,304
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.618%, 8/25/50 (1) 2,589 2,591
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M1, CMO, ARM
SOFR30A + 1.30%, 1.345%, 10/25/50 (1) 4,963 4,967
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.945%, 12/25/50 (1) 3, 145 3,150

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.859%, 1/25/50 (1) 413 413
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 3/25/50 (1) 9,383 9,390
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.668%, 7/25/50 (1) 552 553
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 1.30%, 1.418%, 9/25/50 (1) 4,140 4,145
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 4,125 4,128
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.695%, 1/25/51 (1) 3,440 3,440
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 11,255 11,255
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 462 462
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1) 850 853
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 594 598
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 1,244 1,268
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 820 831
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 541 546
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 3,361 3,422
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 2,078 2,111
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 4,771 4,870

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 2,705 2,794
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 9,817 10,111
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 2,214 2,284
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 13,854 14,494
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 9,813 10,168
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 4,098 4,123
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1) 3,718 3,73 6
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 3,173 3,228
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1) 2,048 2,075
Verus Securitization Trust
Series 2019-INV1, Class M1, CMO, ARM
4.034%, 12/25/59 (1) 1,795 1,825
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 7,543 7,715
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 5,006 5,121
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 8,519 8,678
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 4,877 4,959
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 11,775 11,910
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 3,330 3,334

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 1,357 1,381
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 5,035 5,032
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 2,975 2,974
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 3,196 3,199
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 3,294 3,324
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 2 ,648 2,683
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 1,774 1,791
530,316
Commercial Mortgage-Backed Securities 5.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 0.992%, 9/15/34 (1) 5,835 5,839
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.043%, 12/15/36 (1) 13,085 13,085
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class A, ARM
1M USD LIBOR + 1.05%, 1.162%, 9/15/32 (1) 8,355 8,352
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 0.962%, 9/15/34 (1) 8,180 8,177
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  2 ,925 2,998
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  3,287 3,353
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M USD LIBOR + 1.08%, 1.192%, 10/15/36 (1) 5,245 5,249
BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.232%, 12/15/36 (1) 5,718 5,718

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, ARM
1M USD LIBOR + 1.25%, 1.362%, 12/15/36 (1) 5,509 5,509
BX Trust
Series 2018-GW, Class A, ARM
1M USD LIBOR + 0.80%, 0.912%, 5/15/35 (1) 11,837 11,841
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 1.762%, 11/15/36 (1) 10,831 10,790
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.412%, 11/15/37 (1) 14,037 14,059
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 4,134 4,428
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.691%, 2/10/47  6,420 7,039
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.708%, 8/10/47 (1) 2,995 2,890
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  9,680 10,609
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  9,801 9,741
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.633%, 2/10/37 (1) 3,895 3,765
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 1.542%, 5/15/36 (1) 8,520 8,531
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.712%, 5/15/36 (1) 6,220 6,255
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,395 3,480
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 7,590 7,847
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.912%, 2/15/38 (1) 5,110 5,111
Goldman Sachs Mortgage Securities Trust
Series 2019-SOHO, Class A, ARM
1M USD LIBOR + 0.90%, 1.012%, 6/15/36 (1) 1,000 1,001

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.14%, 12/15/36 (1) 3,785 3,784
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.739%, 12/15/36 (1) 4,200 4,158
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 1,865 1,867
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.613%, 1/15/33 (1) 1,495 1,481
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 9,092
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.463%, 9/15/29 (1) 12,870 12,861
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.712%, 9/15/29 (1) 3,975 3,970
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.883%, 10/15/33 (1) 8,240 8,263
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.282%, 10/15/33 (1) 6,310 6,330
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.112%, 12/15/37 (1) 3,325 3,325
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.362%, 12/15/37 (1) 2,510 2,510
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.512%, 8/15/37 (1) 3,100 3,114
Merit
Series 2020-HILL, Class C, ARM
1M USD LIBOR + 1.70%, 1.812%, 8/15/37 (1) 2,825 2,839
Merit
Series 2020-HILL, Class D, ARM
1M USD LIBOR + 2.35%, 2.462%, 8/15/37 (1) 3,740 3,763
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 3,337
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49  314 314

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 10,384
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 7,880 7,739
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%, 12/15/36 (1) 4,445 4,494
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.29%, 1.401%, 4/15/32 (1) 13,305 13,039
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.20%, 3/15/36 (1) 11,219 11,219
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.35%, 3/15/36 (1) 6,005 6,005
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 1.85%, 1.962%, 6/15/31 (1) 6,566 6,393
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  3,784 3,866
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class B
4.697%, 4/15/45  6,351 6,527
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 9,715
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 8,177
324,233
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $849,482) 854,549
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U.S. Government Agency Obligations 2.8% (4)
Federal Home Loan Mortgage
3.50%, 3/1/46  4,042 4,413
5.00%, 10/1/22 - 7/1/25  980 1,027
5.50%, 11/1/21 - 10/1/38  155 164
6.00%, 7/1/21 - 1/1/38  632 754
7.00%, 3/1/39  1,061 1,233

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.50%, 6/1/38  1,025 1,185
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.591%, 2.216%, 9/1/35  35 35
12M USD LIBOR + 1.625%, 2.504%, 7/1/38  282 285
12M USD LIBOR + 1.625%, 2.563%, 6/1/38  26 27
12M USD LIBOR + 1.625%, 2.752%, 6/1/38  197 206
12M USD LIBOR + 1.625%, 3.479%, 4/1/37  9 9
12M USD LIBOR + 1.726%, 2.72%, 7/1/35  97 103
12M USD LIBOR + 1.733%, 2.108%, 2/1/37  39 41
12M USD LIBOR + 1.733%, 2.792%, 10/1/36  253 267
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  54 56
12M USD LIBOR + 1.749%, 3.234%, 5/1/38  96 96
12M USD LIBOR + 1.775%, 3.343%, 5/1/37  56 59
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  50 50
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  63 68
12M USD LIBOR + 1.961%, 3.961%, 2/1/33  1 1
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  36 36
12M USD LIBOR + 2.082%, 3.662%, 2/1/38  216 231
12M USD LIBOR + 2.191%, 2.897%, 2/1/37  79 85
1Y CMT + 2.219%, 2.344%, 10/1/33  1 1
1Y CMT + 2.347%, 2.472%, 11/1/34  129 132
Federal Home Loan Mortgage, ARM,, 12M USD LIBOR + 1.987%,
2.362%, 2/1/34  8 8
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36  90 91
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34  1,354 1,452
4.00%, 12/1/49 - 2/1/50  4,747 5,139
4.50%, 3/1/49 - 5/1/50  4,939 5,386
5.00%, 12/1/41  3,271 3,693
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  25 26
12M USD LIBOR + 1.59%, 2.043%, 12/1/35  68 69
12M USD LIBOR + 1.613%, 2.375%, 7/1/35  54 54
12M USD LIBOR + 1.655%, 2.62%, 8/1/37  20 20
12M USD LIBOR + 1.677%, 2.052%, 2/1/33  3 3
12M USD LIBOR + 1.677%, 2.732%, 7/1/34  7 7
12M USD LIBOR + 1.69%, 2.775%, 5/1/38  274 288
12M USD LIBOR + 1.715%, 2.09%, 12/1/32  45 46
12M USD LIBOR + 1.715%, 2.215%, 10/1/32  17 17
12M USD LIBOR + 1.726%, 2.226%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  9 9
12M USD LIBOR + 1.78%, 2.155%, 1/1/34  14 14
12M USD LIBOR + 1.788%, 3.788%, 5/1/38  96 96
12M USD LIBOR + 1.83%, 3.335%, 8/1/38  9 9
12M USD LIBOR + 1.83%, 3.615%, 4/1/38  179 188

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.853%, 2.691%, 8/1/38  22 24
12M USD LIBOR + 1.853%, 2.694%, 8/1/38  99 104
12M USD LIBOR + 1.861%, 3.64%, 5/1/38  148 150
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  22 23
1Y CMT + 2.00%, 2.125%, 1/1/35  2 2
1Y CMT + 2.125%, 2.50%, 7/1/33  2 2
6M USD LIBOR + 1.365%, 2.041%, 10/1/33  378 387
COF11 + 1.25%, 2.293%, 7/1/27  2 2
COF11 + 1.25%, 4.685%, 5/1/24  — —
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  4,879 4,983
Federal National Mortgage Assn., CMO,STEP, 5.61%, 1/25/32  3 3
Federal National Mortgage Assn., UMBS
2.50%, 11/1/50  2,679 2,780
3.00%, 9/1/28 - 2/1/35  11,016 11,697
3.50%, 12/1/45 - 7/1/50  9,502 10,220
4.00%, 1/1/47 - 1/1/50  12,713 13,698
4.50%, 8/1/24 - 1/1/50  33,543 36,638
5.00%, 3/1/21 - 9/1/48  10,017 11,432
5.50%, 8/1/21 - 5/1/40  11,356 13,158
6.00%, 5/1/21 - 2/1/49  13,952 16,782
6.50%, 7/1/32 - 12/1/32  458 531
UMBS, TBA
2.00%, 4/1/36 - 3/1/51 (5) 17,770 18,314
3.00%, 3/1/51 (5) 3,380 3,537
171,648
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
3.50%, 2/20/48  750 830
4.00%, 3/20/48 - 4/20/50  1,964 2,179
4.50%, 8/20/47  3,191 3,492
5.00%, 12/20/34 - 5/20/48  13,987 15,598
5.50%, 9/15/45 - 2/20/49  5,201 6,057
6.00%, 7/15/36  2,184 2,628
Government National Mortgage Assn., TBA, 4.00%, 3/20/51 (5) 3,245 3,472
34,256
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $198,394) 205,904
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.8%
U.S. Treasury Obligations 14.8%
U.S. Treasury Notes, 0.125%, 4/30/22  60,245 60,254
U.S. Treasury Notes, 0.125%, 5/31/22  80,000 80,025
U.S. Treasury Notes, 0.125%, 9/30/22  56,155 56,155

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.125%, 10/31/22  115,075 115,075
U.S. Treasury Notes, 0.125%, 11/30/22  153,875 153,875
U.S. Treasury Notes, 0.125%, 12/31/22  30,000 30,000
U.S. Treasury Notes, 0.125%, 5/15/23  50,745 50,698
U.S. Treasury Notes, 0.125%, 7/15/23  54,280 54,195
U.S. Treasury Notes, 0.125%, 8/15/23  55,285 55,181
U.S. Treasury Notes, 0.25%, 6/15/23  26,600 26,642
U.S. Treasury Notes, 1.50%, 9/15/22  49,745 50,794
U.S. Treasury Notes, 1.75%, 6/15/22  60,580 61,867
U.S. Treasury Notes, 1.75%, 7/15/22  67,395 68,901
U.S. Treasury Notes, 2.125%, 5/15/22  14,550 14,905
U.S. Treasury Notes, 2.50%, 1/15/22 (6) 5,795 5,917
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $879,988) 884,484
SHORT-TERM INVESTMENTS 3.1%
Commercial Paper 1.7%
4(2) 1.7%(7)
AT&T, 0.401%, 12/14/21  19,695 19,644
Conagra Foods, 0.904%, 4/8/21  27,160 27,143
Ovintiv , 0.95%, 3/26/21  11,115 11,112
Ovintiv , 1.00%, 3/16/21  30,745 30,739
Plains All American Pipeline, 0.55%, 3/4/21  13,755 13,755
Total Commercial Paper 102,393
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 81,187 81,187
Total Short-Term Investments
(Cost $183,547) 183,580

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Sold (Relevant
Credit: Markit CDX.
NA.IG-S35, 5 Year Index,
12/20/25), Receive 1.00%
Quarterly, Pay upon
credit default, 3/17/21 @
0.45%* (10) 1 43,675 2
Total Options Purchased (Cost $24) 2
Total Investments in Securities 100.7%
(Cost $5,928,953) $ 6,024,510
Other Assets Less Liabilities (0.7)% (44,308)
Net Assets 100.0% $ 5,980,202
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,156,810 and represents 36.1% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $25,323 and represents 0.4% of net assets.
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2021.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $102,393 and represents 1.7% of net assets.
(8) Seven-day yield

T. ROWE PRICE Short-Term Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(9) Affiliated Companies
(10) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S35, 5 Year Index,
12/20/25), Pay 1.00%
Quarterly, Receive upon
credit default, 3/17/21 @
0.80%* 1 43,675 (10)
Total Options Written (Premiums $(60)) $ (10)

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills, 3.15%,
12/15/21), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 4,857 (142) (118) (24)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group, 3.65%,
11/01/24), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 13,750 (321) (336) 15
Citibank, Protection Bought (Relevant
Credit: General Mills, 3.15%, 12/15/21),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/24 6,938 (202) (167) (35)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills, 3.15%,
12/15/21), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 13,815 (403) (336) (67)
Total Bilateral Credit Default Swaps, Protection
Bought (957) (111)
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default ,
12/20/21 28,000 179 126 53
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 14,500 183 137 46
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 20,250 283 (657) 940
Barclays Bank, Protection Sold (Relevant
Credit: General Electric, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 14,000 104 — 104
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 1,830 10 (8) 18

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 1,510 8 (8) 16
Total Bilateral Credit Default Swaps, Protection Sold (410) 1,177
Total Bilateral Swaps (1,367) 1,066
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,542 U.S. Treasury Notes five year contracts 6/21 (191,160) $ 1,552
Short, 934 U.S. Treasury Notes ten year contracts 6/21 (123,959) 1,525
Long, 4,239 U.S. Treasury Notes two year contracts 6/21 935,826 (774)
Net payments (receipts) of variation margin to date (2,248)
Variation margin receivable (payable) on open futures contracts $ 55

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of
Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 43+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 34,263  ¤  ¤ $ 81,187^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $43 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,187.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Short-Term Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Short-Term Bond Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Short-Term Bond Fund

F55-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,840,928 $ — $ 5,840,928
Short-Term Investments 81,187 102,393 — 183,580
Options Purchased — 2 — 2
Total Securities 81,187 5,943,323 — 6,024,510
Swaps — 767 — 767
Futures Contracts* 3,077 — — 3,077
Total $ 84,264 $ 5,944,090 $ — $ 6,028,354
Liabilities
Options Written $ — $ 10 $ — $ 10
Swaps — 1,068 — 1,068
Futures Contracts* 774 — — 774
Total $ 774 $ 1,078 $ — $ 1,852
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.